UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5074

Dreyfus BASIC U.S. Mortgage Securities Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2008

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic US Mortgage Securities Fund
March 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--107.4%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--6.3%
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. A3A	4.98	5/15/11	700,000	708,100
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	613,644	616,762
Daimler Chrysler Auto Trust,
Ser. 2006-A, Cl. A3	5.00	5/8/10	744,705	750,310
Ford Credit Auto Owner Trust,
Ser. 2005-A, Cl. B	3.88	1/15/10	250,000	250,391
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. A4	4.38	1/15/10	722,109	722,876
Ford Credit Auto Owner Trust,
Ser. 2006-A, Cl. A3	5.05	3/15/10	170,298	171,535
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A2A	5.42	4/15/10	962,661	971,948
Honda Auto Receivables Owner
Trust, Ser. 2004-3, Cl. A4	3.28	2/18/10	396,636	396,923
USAA Auto Owner Trust,
Ser. 2005-4, Cl. A3,	4.83	4/15/10	378,177	379,983
USAA Auto Owner Trust,
Ser. 2006-3, Cl. A3	5.36	2/15/11	169,389	171,359
USAA Auto Owner Trust,
Ser. 2007-1, Cl. A2	5.40	4/15/10	136,897	138,070
WFS Financial Owner Trust,
Ser. 2004-3, Cl. C	3.60	2/17/12	182,245	182,020
WFS Financial Owner Trust,
Ser. 2005-3, Cl. A3A	4.25	6/17/10	315,452	316,349
				5,776,626
Asset-Backed Ctfs./Credit Cards--.8%
MBNA Credit Card Master Note
Trust, Ser. 2003-A9, Cl. A9	2.95	2/15/11	750,000 a	747,936
Asset-Backed Ctfs./Home Equity Loans--3.2%
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	802,040 a	801,768
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2A	2.64	12/25/36	347,394 a	326,652
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M5	6.92	9/25/37	125,000	27,007
Equivantage Home Equity Loan
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	399,048	357,167
JP Morgan Mortgage Acquisition,
Ser. 2007-HE1, Cl. AF1	2.70	4/1/37	815,822 a	781,653
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. MF2	5.84	11/25/36	312,300 a	151,485
Morgan Stanley ABS Capital I,
Ser. 2007-HE2, Cl. A2A	2.64	1/25/37	524,438 a	503,436
				2,949,168
Commercial Mortgage Pass-Through Ctfs.--.7%
Bayview Commercial Asset Trust,

Ser. 2006-SP2, Cl. A	2.88	1/25/37	394,059 a,b	317,266
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	3.56	3/6/20	325,000 a,b	288,845
				606,111
Residential Mortgage Pass-Through Ctfs.--4.8%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31, Cl. 2A1	5.50	1/25/36	166,356 a	162,379
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2002-19, Cl. B1	5.97	11/25/32	464,797 a	442,240
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	1,100,871	1,074,807
GMAC Mortgage Corp. Loan Trust,
Ser. 2004-J1, Cl. M3	5.50	4/25/34	758,018	429,501
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	6.56	12/25/34	351,696 a	331,664
J.P. Morgan Alternative Loan
Trust, Ser. 2007-A1, Cl. 1A2A	2.66	3/25/37	579,927 a	518,542
JP Morgan Mortgage Trust,
Ser. 2003-A1, Cl. 1A1	4.34	10/25/33	485,695 a	458,847
JP Morgan Mortgage Trust,
Ser. 2005-A7 Cl. 1A2	4.98	10/25/35	275,000 a	258,747
JP Morgan Mortgage Trust,
Ser. 2007-A1, Cl. 3A1	5.01	7/25/35	430,260 a	428,903
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	330,000 a	275,570
				4,381,200
U.S. Government Agencies/Mortgage-Backed--90.5%
Federal Home Loan Mortgage Corp.:
6.00%, 8/1/22			465,524	479,257
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12			23,033 c	2,075
Federal National Mortgage Association:
6.00%			780,000 d	802,791
6.50%			2,735,000 d	2,832,861
5.00%, 1/1/18 - 4/1/20			1,753,514	1,775,057
6.00%, 7/1/22 - 9/1/22			946,479	975,007
Government National Mortgage Association I:
5.50%			2,415,000 d	2,462,167
6.00%			9,080,000 d	9,370,841
6.50%			5,405,000 d	5,618,665
5.00%, 5/15/33 - 10/15/35			6,918,049	6,930,469
5.50%, 6/15/20 - 10/15/35			16,942,959	17,316,280
6.00%, 10/15/19 - 8/15/37			5,567,856	5,758,619
6.50%, 10/15/10 - 10/15/37			1,794,721	1,867,976
7.00%, 1/15/24 - 2/15/24			59,442	63,678
7.50%, 12/15/23			7,765	8,370
8.00%, 9/15/08 - 12/15/22			163,182	178,455
8.50%, 1/15/20 - 3/15/22			26,413	29,153
9.00%, 11/15/19 - 11/15/22			10,442	11,475
9.50%, 9/15/19 - 10/15/20			7,687	8,594
Ser. 2005-34, Cl. A, 3.96%,
9/16/21			367,527	368,233
Ser. 2005-29, Cl. A, 4.02%,

7/16/27	488,838	491,424
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,059,673	1,063,373
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	575,276	577,131
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	386,062	389,344
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	561,016	566,268
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	2,904,000	2,945,129
Government National Mortgage Association II:
5.00%, 9/20/33 - 7/20/35	3,605,757	3,596,698
5.50%, 1/20/34 - 1/20/36	5,084,045	5,185,088
5.63%, 7/20/30 - 8/20/30	69,938 a	70,391
6.00%, 6/20/35 - 4/20/36	9,769,495	10,090,615
6.38%, 4/20/30	120,713 a	123,388
6.50%, 6/20/31 - 7/20/31	326,616	341,650
7.00%, 12/20/27 - 8/20/31	558,580	596,767
9.00%, 1/20/20 - 7/20/25	20,333	22,332
9.50%, 9/20/21 - 12/20/21	8,976	10,431
		82,930,052
U.S. Treasury Notes--1.1%
3.50%, 8/15/09	169,000 e,f	173,555
4.50%, 2/28/11	115,000 f	123,957
4.63%, 7/31/12	655,000 f	716,202
		1,013,714
Total Bonds and Notes
(cost $98,595,097)		98,404,807
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, June 2009 @2.50
(cost $19,813)	5,300,000	18,825

	Principal
Short-Term Investments--14.2%	Amount ($)	Value ($)

U.S. Government Agencies
Federal Home Loan Bank,
1.75%, 4/21/08	2,000,000	1,998,056
Federal Home Loan Bank,
1.83%, 5/19/08	5,000,000	4,987,800
Federal Home Loan Bank,
2.25%, 4/11/08	1,000,000	999,375
Federal National Mortgage
Association, 2.47%, 4/14/08	5,000,000	4,995,533
Total Short-Term Investments
(cost $12,980,764)		12,980,764

Other Investment--.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $706,000)	706,000 [g]	706,000
Investment of Cash Collateral for

Securities Loaned--.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $865,104)	865,104 [g]	865,104

Total Investments (cost $113,166,778)	123.3%	112,975,500
Liabilities, Less Cash and Receivables	(23.3%)	(21,341,576)
Net Assets	100.0%	91,633,924

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $606,111 or 0.7% of net assets.
c	Notional face amount shown.
d	Purchased on a forward commitment basis.
e	All or partially held by a broker as collateral for open financial futures positions.
f	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities on loan is $844,267 and the total market value of the collateral held by the fund is $865,104.
g	Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES
March 31, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	99	21,250,969	June 2008	49,531
U.S. Treasury 5 Year Notes	61	6,968,297	June 2008	111,516
U.S. Treasury 30 Year Bonds	3	356,391	June 2008	7,336
Financial Futures Short
U.S. Treasury 10 Year Notes	65	(7,731,953)	June 2008	(287,469)
				(119,086)

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $113,166,778. Net unrealized depreciation on investments was $191,278 of which $973,410 related to appreciated investment securities and $1,164,688 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	1,571,104	(119,086)

Level 2 - Other Significant Observable Inputs	111,404,396	0

Level 3 - Significant Unobservable Inputs	0	0

Total	112,975,500	(119,086)

* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Mortgage Securities Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)